SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of cash at banks
As of December 31, 2018 and 2017, the Company maintained cash and cash equivalents at banks in the following locations:

	December 31, 2018	December 31, 2017
	USD	USD
PRC, excluding Hong Kong	158,739,504	214,157,592
Hong Kong	3,936,815	-
U.S.	175,133,834	4,708,801
Total	337,810,153	218,866,393

Schedule of estimated useful lives of property, plant and equipment
Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20-45 years
Machinery and equipment	10 years
Furniture, fixtures, office equipment and vehicles	5-10 years

Schedule of estimated useful lives of intangible assets

Permits and license	5-10 years
Customer relationships	7 years
Technical know-how	3-12 years
Others	5-10 years